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                                                               Heather C. Harker
                                                       Assistant General Counsel
March 8, 2018

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Paragon Separate Account B
       File No. 811-07534

Ladies and Gentlemen:

Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account B of Metropolitan Life Insurance Company pursuant to
Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Annual Reports for certain series of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain series of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Annual Reports for certain portfolios of Deutsche Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257;

The Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361;

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The Annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Annual Reports for certain portfolios of MFS(R) Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732;

The Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692;

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346;

The Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143; and

The Annual Reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company